PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.8%
Communication Services: 1.2%
167,000  Iridium
Communications, Inc.
$ 4,562,440
1.2
Consumer Discretionary: 16.2%
41,400
(1)
Bright Horizons Family
Solutions, Inc.
5,259,456
1.3
191,750  Choice Hotels
International, Inc.
25,460,565
6.5
1,226,106
(1)
Figs, Inc. - Class A
5,627,826
1.4
25,007
Krispy Kreme, Inc.
123,034
0.0
132,026  Red Rock Resorts, Inc.
- Class A
5,725,968
1.5
133,800
Vail Resorts, Inc.
21,410,676
5.5
63,607,525
16.2
Financials: 43.6%
298,643  Arch Capital Group
Ltd.
28,723,484
7.3
100,000
Carlyle Group, Inc.
4,359,000
1.1
97,000
Cohen & Steers, Inc.
7,784,250
2.0
38,886  FactSet Research
Systems, Inc.
17,679,131
4.5
30,325
Houlihan Lokey, Inc.
4,897,488
1.2
60,100  Kinsale Capital Group,
Inc.
29,251,271
7.5
22,065
Moelis & Co. - Class A
1,287,713
0.3
46,000
Morningstar, Inc.
13,794,020
3.5
69,438
MSCI, Inc.
39,267,189
10.0
84,900
Primerica, Inc.
24,156,597
6.2
171,200,143
43.6
Health Care: 9.1%
120,000
Bio-Techne Corp.
7,035,600
1.8
30,000
(1)
IDEXX Laboratories,
Inc.
12,598,500
3.2
30,300
(1)
Integer Holdings Corp.
3,575,703
0.9
4,700
(1)
Mettler-Toledo
International, Inc.
5,550,277
1.4
180,000
(1)
Neogen Corp.
1,560,600
0.4
24,000  West Pharmaceutical
Services, Inc.
5,373,120
1.4
35,693,800
9.1
Industrials: 9.6%
335,000
(1)
CoStar Group, Inc.
26,542,050
6.8
14,635
EnPro Industries, Inc.
2,367,797
0.6
80,733
(1)
Karman Holdings, Inc.
2,698,097
0.7
4,129,898
(2)(3)
Northvolt AB -
Restricted
—
0.0
33,794
(1)
Transcat, Inc.
2,515,963
0.6
60,000
(1)
Trex Co., Inc.
3,486,000
0.9
37,609,907
9.6
Information Technology: 17.3%
5,000
(1)
Agilysys, Inc.
362,700
0.1
18,700
(1)
ANSYS, Inc.
5,919,672
1.5
60,500
(1)
Clearwater Analytics
Holdings, Inc. - Class A
1,621,400
0.4
81,350
(1)
Gartner, Inc.
34,145,849
8.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
92,000
(1)
Guidewire Software,
Inc.
$ 17,237,120
4.4
54,800
(1)
Intapp, Inc.
3,199,224
0.8
97,000
(1)
nCino, Inc.
2,664,590
0.7
28,936
(1)
ServiceTitan, Inc.
- Class A
2,752,103
0.7
67,902,658
17.3
Real Estate: 2.8%
120,908
Douglas Emmett, Inc.
1,934,528
0.5
181,281  Gaming and Leisure
Properties, Inc.
9,227,203
2.3
11,161,731
2.8
Total Common Stock
(Cost $90,794,587)
391,738,204
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.4%
Mutual Funds: 0.4%
1,665,424
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $1,665,424) $ 1,665,424 0.4
Total Short-Term
Investments
(Cost $1,665,424)
1,665,424
0.4
Total Investments in
Securities
(Cost $92,460,011) $ 393,403,628 100.2
Liabilities in Excess
of Other Assets (652,620) (0.2)
Net Assets $ 392,751,008 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 4,562,440 $ — $ — $ 4,562,440
Consumer Discretionary 63,607,525 — — 63,607,525
Financials 171,200,143 — — 171,200,143
Health Care 35,693,800 — — 35,693,800
Industrials 37,609,907 — — 37,609,907
Information Technology 67,902,658 — — 67,902,658
Real Estate 11,161,731 — — 11,161,731
Total Common Stock 391,738,204 — — 391,738,204
Short-Term Investments 1,665,424 — — 1,665,424
Total Investments, at fair value $ 393,403,628 $ — $ — $ 393,403,628
At March 31, 2025, VY
®
Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ —
$ 651,737 $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 307,363,375
Gross Unrealized Depreciation (6,419,758)
Net Unrealized Appreciation $ 300,943,617